Other Balance Sheet Information - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, gross	$ 2,674	$ 1,204
Less: Accumulated depreciation and amortization	(800)	(357)
Total property and equipment, net	1,874	847
Computer Hardware and Software
Property and equipment, gross	1,768	868
Warehouse and Other Equipment
Property and equipment, gross	461	124
Leasehold Improvements
Property and equipment, gross	284	103
Furniture and Fixtures
Property and equipment, gross	$ 161	$ 109